Intangible Assets, Net - Additional Information (Details) $ in Thousands	12 Months Ended
	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expenses of intangible assets	¥ 618,000	$ 86	¥ 789,000	¥ 1,719,000
Estimated amortization expense of intangible assets, 2025	424,000
Estimated amortization expense of intangible assets, 2026	424,000
Estimated amortization expense of intangible assets, 2027	410,000
Estimated amortization expense of intangible assets, 2028	400,000
Estimated amortization expense of intangible assets, 2029	200,000
Estimated amortization expense of intangible assets, thereafter	0
Impairment loss for intangible assets	¥ 0		¥ 0	¥ 2,255,000
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment